Restatement of Previously Filed Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2021	Jun. 18, 2021
Restatement of Previously Filed Consolidated Balance Sheet (Details) [Line Items]
Net tangible assets	$ 5,000,001
Class A Ordinary Shares [Member]
Restatement of Previously Filed Consolidated Balance Sheet (Details) [Line Items]
Carrying value		$ 3,700,000